[MHM, November 1, 2005]
[Translation]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
PUTNAM GLOBAL INCOME TRUST

Name of the document filed:	Amendment to the Securities Registration Statement
To:	Director of Kanto Local Finance Bureau
Filing Date:	November 1, 2005
Name of the Registrant Issuer:	PUTNAM GLOBAL INCOME TRUST
Name and Official Title of	Charles E. Porter
Representative of Trust:	Executive Vice President, Associate Treasurer and Principal
Executive Officer
Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.
Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
of Registrant Agent	6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public	PUTNAM GLOBAL INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Aggregate Amount of	Up to 100 million Class M Shares
Foreign Investment Fund Securities	Up to the total amount aggregating the
to be Publicly Offered or Sold:	amounts calculated by multiplying the respective net asset
value per Class M Share by the respective number of Class
M Shares in respect of 100 million Class M Shares
(The Maximum amount expected to be sold is 1,302 million
U.S. dollars (approximately ¥147.4 billion).

Places where a copy of this Amendment to
the Securities Registration Statement is
available for Public Inspection:	Not applicable.

Note 1:	The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is ¥ 113.19 for one U.S.
Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on September 30, 2005.

Note 2:	The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2005 (U.S.$13.02) by 100 million Class M Shares for convenience.

I.	Reason For Filing This Amendment To the Securities Registration Statement:

This statement purports to amend the Securities Registration Statement filed on March 31, 2005
(as amended by Amendment to Securities Registration Statement filed on July 29, 2005, "SRS").

II.	Contents of the Amendments:
Amendments are indicated by underlines (" ").

PART I.	INFORMATION CONCERNING SECURITIES
8.	PLACE OF SUBSCRIPTION
[Before amendment]
UFJ Tsubasa Securities Co., Ltd. (hereinafter referred to as
“UFJ Tsubasa” or the “Distributor”)
1-3, Otemachi 1-chome, Chiyoda-ku, Tokyo

Note 1:	The subscription is handled at the head office and the branch offices in Japan of the above-
mentioned securities company.

[After amendment]
Mitsubishi UFJ Securities Co., Ltd. (hereinafter referred to as “Mitsubishi UFJ” or the “Distributor”)
4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo

Note 1:	The subscription is handled at the head office and the branch offices in Japan of the above-
mentioned securities company.

9.	DATE OF PAYMENT
[Before amendment]
Investors shall pay the Issue Price and Sales
Charge to UFJ Tsubasa within four business days in Japan
from the day when UFJ Tsubasa confirms the execution of
the order (the “Trade Day”) (see page 44 in the following
Annual Securities Report).
The total issue price for each Application Day will be
transferred by UFJ Tsubasa to the account of the Fund at
Putnam Fiduciary Trust Company, the transfer agent, within
three Fund Business Days (hereinafter referred to as
“Payment Date”) from (and including) the Application Day.

[After amendment]
Investors shall pay the Issue Price and Sales
Charge to Mitsubishi UFJ within four business days in Japan
from the day when Mitsubishi UFJ confirms the execution
of the order (the “Trade Day”) (see page 44 in the following
Annual Securities Report).
The total issue price for each Application Day will be
transferred by Mitsubishi UFJ to the account of the Fund at
Putnam Fiduciary Trust Company, the transfer agent, within
three Fund Business Days (hereinafter referred to as
“Payment Date”) from (and including) the Application Day.

10. PLACE OF PAYMENT
[Before amendment]
UFJ Tsubasa

[After amendment]
Mitsubishi UFJ

12. MISCELLANEOUS

(B)	OUTLINE OF UNDERWRITING, ETC.
[Before amendment]
1	UFJ Tsubasa undertakes to make a public offering of Shares in accordance with an agreement dated November 21, 1997 with Putnam Retail Management Limited Partnership in connection with the sale of the Shares in Japan.
2	During the public offering period, UFJ Tsubasa will execute or forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other Sales and
Repurchase Handling Companies (hereinafter referred to as “Sales Handling Company”) to the
Fund.
3	The Fund has appointed UFJ Tsubasa as the Agent Company in Japan.

Note:	“The Agent Company” shall mean a securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities
Dealers Association (“JSDA”) and sales handling securities companies rendering such other services.

[After amendment]
1	Mitsubishi UFJ undertakes to make a public offering of Shares in accordance with an agreement dated November 21, 1997 with Putnam Retail Management Limited Partnership in connection with the sale of the Shares in Japan.
2	During the public offering period, Mitsubishi UFJ will execute or forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other Sales and
Repurchase Handling Companies (hereinafter referred to as “Sales Handling Company”) to the
Fund.
3	The Fund has appointed Mitsubishi UFJ as the Agent Company in Japan.

Note:	“The Agent Company” shall mean a securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities
Dealers Association (“JSDA”) and sales handling securities companies rendering such other services.

(C) METHOD OF SUBSCRIPTION
[Before amendment]
- Omitted hereinbefore -
The subscription amount shall be paid in dollars to the account of the Fund with Putnam
Fiduciary Trust Company as custodian for the Fund by UFJ Tsubasa on the Payment Date.

[After amendment]
- Omitted hereinbefore -
The subscription amount shall be paid in dollars to the account of the Fund with Putnam
Fiduciary Trust Company as custodian for the Fund by Mitsubishi UFJ on the Payment Date.

PART II. INFORMATION ON THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND

(B)	Structure of the Fund:
(1)	Affiliated Companies of the Fund:

[Before amendment]

- Omitted hereinbefore -
e.	UFJ Tsubasa Securities Co., Ltd. (the “Distributor in Japan” and “Agent
Company”) engages in forwarding the purchase or repurchase orders for the Shares in
Japan and also acts as the agent company.

Related Companies of the Fund

Fund
Putnam Global Income Trust
Trustees
(Agreement and Declaration of Trust)
Investor Servicing Agreement
Custodian Agreement
Distribution Agreement
Principal Underwriter
Putnam Retail Management Limited Partnership
(acts as distributor)
Custodian Investor Servicing Agent
Putnam Fiduciary Trust Company
(acts as custodian and investor servicing agent of the Fund)
Japan Dealer Sales Agreement
Agent Securities Company Agreement
Management Contract
Investment Management Company
Putnam Investment Management, LLC
(acts as investment manager of the Fund and investment adviser concerning the Fund's assets)
Distributor in Japan Agent Company
UFJ Tsubasa Securities Co., Ltd.
(forwarding of sales in Japan and rendering of service as agent company)
Sub-Management Contract
Sub-Investment Management Company
Putnam Investments Limited
(acts as investment adviser for a portion of the Fund's assets)

[After amendment]
- Omitted hereinbefore -

e.	Mitsubishi UFJ Securities Co., Ltd. (the “Distributor in Japan” and “Agent
Company”) engages in forwarding the purchase or repurchase orders for the Shares in
Japan and also acts as the agent company.

Related Companies of the Fund

Fund
Putnam Global Income Trust
Trustees
(Agreement and Declaration of Trust)
Investor Servicing Agreement
Custodian Agreement
Distribution Agreement
Principal Underwriter
Putnam Retail Management Limited Partnership
(acts as distributor)
Custodian Investor Servicing Agent
Putnam Fiduciary Trust Company
(acts as custodian and investor servicing agent of the Fund)
Japan Dealer Sales Agreement
Agent Securities Company Agreement
Management Contract
Investment Management Company
Putnam Investment Management, LLC
(acts as investment manager of the Fund and investment adviser concerning the Fund's assets)
Distributor in Japan Agent Company
Mitsubishi UFJ Securities Co., Ltd.
(forwarding of sales in Japan and rendering of service as agent company)
Sub-Management Contract
Sub-Investment Management Company
Putnam Investments Limited
(acts as investment adviser for a portion of the Fund's assets)

4.	FEES, ETC AND TAX
(A)	Sales Charge:
[Before amendment]
- Omitted hereinbefore -
Investors shall pay the sales charge to UFJ Tsubasa within 4 business days in Japan from the Trade Day.

[After amendment]
- Omitted hereinbefore -
Investors shall pay the sales charge to Mitsubishi UFJ within 4 business days in Japan from the Trade Day.

(C)	Management Fee, etc.:
(4)	Fee under Class M Distribution Plan
[Before amendment]
- Omitted hereinbefore -
Putnam Retail Management Limited Partnership makes quarterly payments to UFJ
Tsubasa and other dealers at an annual rate of 0.40% of the average net asset value of
Class M shares attributable to shareholders for whom UFJ Tsubasa and other dealers are designated as the dealer of record.

- Omitted hereinafter -

[After amendment]
- Omitted hereinbefore -
Putnam Retail Management Limited Partnership makes quarterly payments to Mitsubishi
UFJ and other dealers at an annual rate of 0.40% of the average net asset value of Class M shares attributable to shareholders for whom Mitsubishi UFJ and other dealers are designated as the dealer of record.
- Omitted hereinafter -

(E) Tax Treatment of Shareholders
[Before amendment]
The Fund qualifies as a “bond investment trust.” On that basis, the tax treatment of unitholders in Japan of funds is as follows:
If a fund is classified under the Japanese tax law as a publicly offered, foreign public and corporate bond fund,

(1)	Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic public and corporate bond investment trust.
(2)	Distributions (including differences (in terms of the Fund’s currency) between the redemption amount and the amount equal to capital of the Fund (Hereinafter the same shall apply)) to be made by a fund to Japanese individual unitholders will be subject to the separate taxation from other income in Japan (i.e. 20% withholding tax (15% income tax and 5% local tax)). In this case, no report concerning payments will be filed with the
Japanese tax authority.
(3)	Distributions to be made by the Fund to Japanese corporate unitholders will be subject to withholding of income tax in Japan (i.e., 20% withholding tax (15% income tax and 5%
local taxes)). In certain case, a report concerning payments will be filed with the chief of the tax office.
(4)	Distributions of net investment returns such as interest, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax currently at the rate of 10% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan.
The amount withheld as U.S. federal income tax may be applied for foreign tax credit in
Japan.
(5)	The Japanese withholding tax imposed on distributions as referred to in (2) and (3) above will be collected by way of the so-called “balance collection method”, so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S. withholding tax withheld will be collected in Japan.
(6)	The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.
(7)	Capital gains and losses arising from purchase and sale, and repurchase of the units, shall be treated in the same way as those arising from purchase and sale of a publicly offered, domestic public and corporate bond investment trust, and no tax will be levied on individual unitholders for their capital gains.

This Fund qualifies as a public offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

[After amendment]
The Fund qualifies as a “bond investment trust.” On that basis, the tax treatment of unitholders in Japan of funds is as follows:
If a fund is classified under the Japanese tax law as a publicly offered, foreign public and corporate bond fund,

(1)	Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic public and corporate bond investment trust.
(2)	Distributions (including differences (in terms of the Fund’s currency) between the redemption amount and the amount equal to capital of the Fund (Hereinafter the same shall apply)) to be made by a fund to Japanese individual unitholders will be subject to the separate taxation from other income in Japan (i.e. 20% withholding tax (15% income tax and 5% local tax)). In this case, no report concerning payments will be filed with the
Japanese tax authority.
(3)	Distributions to be made by the Fund to Japanese corporate unitholders will be subject to withholding of income tax in Japan (i.e., 20% withholding tax (15% income tax and 5%
local taxes)). In certain case, a report concerning payments will be filed with the chief of the tax office.
(4)	In general, distributions from the Fund are subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty that recently entered into force. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan. Notwithstanding the above, distributions of certain properly designated “capital gain dividends,” “interest-related dividends,” and “short-term capital gain dividends” (as such terms are defined under the United States Internal Revenue Code of 1986, as amended) will generally not be subject to withholding of United States federal income tax. Furthermore, special tax rules may apply to distributions by the Fund of gain attributable to certain “U.S. real property interests.” Shareholders should consult their own tax advisor to determine the suitability of shares of the Fund as an investment.
(5)	The Japanese withholding tax imposed on distributions as referred to in (2) and (3) above will be collected by way of the so-called “balance collection method”, so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S. withholding tax withheld will be collected in Japan.
(6)	The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.
(7)	Capital gains and losses arising from purchase and sale, and repurchase of the units, shall be treated in the same way as those arising from purchase and sale of a publicly offered, domestic public and corporate bond investment trust, and no tax will be levied on individual unitholders for their capital gains.

This Fund qualifies as a public offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described above is subject to other changes of law or practice.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

PART III.	DETAILED INFORMATION ON THE FUND
III.	MANAGEMENT AND ADMINISTRATION
1.	Outline of Management of Assets, etc.:
(2)	Custody of Shares:
[Before amendment]
Share certificates shall be held by shareholders at their own risk.
The custody of the share certificates (if issued) representing shares sold to Japanese
Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of UFJ Tsubasa. Trade Balance Report on Shares ete. shall be delivered by the Handling Securities Companies to the Japanese Shareholders.

[After amendment]
Share certificates shall be held by shareholders at their own risk.
The custody of the share certificates (if issued) representing shares sold to Japanese
Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Mitsubishi UFJ. Trade Balance Report on Shares ete. shall be delivered by the Handling Securities Companies to the Japanese Shareholders.

PART IV.	SPECIAL INFORMATION
II. OUTLINE OF THE OTHER RELATED COMPANIES
[Before amendment]
- Omitted hereinbefore -
3.	UFJ Tsubasa Securities Co., Ltd. (Distributor in Japan and Agent Company)
(1) Amount of Capital
¥25.107billion as of January 31, 2004
(2) Description of Business
The Company engages in business as a general securities company in Japan.
(3) Outline of Business Relationship with the Fund
The Company acts as a Distributor in Japan and Agent Company for the Fund in
connection with the offering of shares in Japan.
- Omitted hereinafter -

[After amendment]
- Omitted hereinbefore -

3.	Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan and Agent Company)
	(1)	Amount of Capital
¥65.52billion as of October 1, 2005
	(2)	Description of Business
The Distributor is a registered securities company pursuant to the Securities and Exchange
Law of Japan and engages in the securities business including selling and buying, mediation of selling and buying, underwriting and subscription of securities.
	(3)	Outline of Business Relationship with the Fund
The Company acts as a Distributor in Japan and Agent Company for the Fund in
connection with the offering of shares in Japan.
- Omitted hereinafter -

III.	OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS
VI.	Tax Matters

[Before amendment]

A. Tax Treatment of Shareholders in Japan

Shareholders residing in Japan should consult “Tax Treatment of Shareholders in Japan
“on page 33 of the Annual Report.

B. U.S. Tax Treatment of Non-U.S. Citizens

The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations generally are effective for payment made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax rates under income tax treaties. Foreign investors in a fund should consult their tax advisors with respect to the potential application of these regulations. These new regulations modify and, in general, unify the way in which non-U.S. investors establish their status as non-U.S. States “beneficial owners”
eligible for withholding exemptions including a reduced treaty rate or an exemption from backup withholding. For example, the new regulations require non-U.S. investors to provide new forms.

The regulations clarify withholding agents’ reliance standards. They also require additional certifications for claiming treaty benefits. For example, a non-U.S. investor may be required to provide a TIN, and has to certify that he/she “derives” the income with respect to which the treaty benefit is claimed within the meaning of applicable regulations. The regulations also specify procedures for foreign intermediaries and flow-through entities, such as foreign partnerships, to claim the benefit of applicable exemptions on behalf of non-U.S. investors for which or for whom they receive payments. The regulations also amend the foreign broker office definition as it applies to partnerships.

The regulations are complex and this summary does not completely describe them. Non-
U.S. investors should consult with their tax advisors to determine how the regulations affect their particular circumstances.

Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of Fund shares if the investor is present in the United States for at least 31 days during the taxable year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the Fund that is “effectively connected” with a U.S. trade or business carried on by such an investor.

C. U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the “2004 Act”), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner, to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Non-U.S. Shareholders. In general, dividends (other than Capital Gain Dividends) paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund (an “interest-related dividend”), and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (a “short-term capital gain dividend”). In addition, as indicated above, Capital Gain Dividends will not be subject to withholding of U.S. federal income tax.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from a fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs.

In addition, through the end of the Fund’s fiscal year ending in 2005, Putnam Management has agreed to waive fees and reimburse expenses of the Fund to the extent necessary to ensure that the Fund pays total Fund operating expenses at an annual rate that does not exceed the average expenses of the front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund (expressed in each case as a percentage of average net assets). For these purposes, total Fund operating expenses of both the Fund and the Lipper category average will be calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce Fund expenses. The Lipper category average will be calculated by Lipper each calendar quarter based on expense information for the most recent fiscal year of each fund included in that category, and the expense limitation will be updated as of the first business day after Lipper publishes the category average (generally shortly after the end of each calendar quarter).

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund’s investment income and net short-term capital gains. Properly designated distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year) (“Capital Gain Dividends”) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Distributions from capital gains are generally made after applying any available capital loss carryovers.

The Fund’s transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments)

may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in “passive non-U.S. investment companies” could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a “qualified electing fund.”

A “passive non-U.S. investment company” is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund’s investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to tax legislation enacted in 2001, the back-up withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

In order for a non-U.S. investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the non-U.S. investor must comply with special certification and filing requirements. Non-U.S. investors in a fund should consult their tax advisers in this regard.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to foreign, state or local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law.

[After amendment]

The following is a brief summary of some of the important United States federal (and,

where noted, state) income tax consequences affecting the Fund’s shareholders who are not treated as “United States persons” under the Internal Revenue Code of 1986, as amended (the “Code”), and who are not engaged in the conduct of a trade or business in the United States. Such shareholders are referred to in this discussion as “non-U.S. shareholders.” Shareholders who are treated as United States persons or hold Fund shares in connection with the conduct of a trade or business in the United States, should consult the tax discussion in the Fund’s Prospectus and

Statement of Additional Information. Shareholders residing in Japan should consult “Tax Treatment of Shareholders in Japan” on page 38 of the Annual Report for information regarding the Japanese tax consequences of investing in shares of the Fund. The following discussion is very general and subject to change. Therefore, prospective investors are urged to consult their own tax advisors about the impact an investment in the Fund may have on their own tax situations.

To ensure compliance with requirements imposed by the United States Internal Revenue Service, you are hereby notified that the United States tax advice contained herein (i) is written in connection with the promotion or marketing by the Fund of the transactions or matters addressed herein, and (ii) is not intended or written to be used, and cannot be used by any taxpayer, for the purpose of avoiding United States tax penalties. Each taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

A. U.S. Taxation of the Fund

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as long as it qualifies as a regulated investment company under the Code, under present Massachusetts law the Fund is not subject to any excise or income taxes in Massachusetts.

In order to qualify as a "regulated investment company" and to receive the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt interest income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends).

If the Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund would be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Capital Gain Dividends are made after applying any available capital loss carryovers.

The Fund's transactions in non-U.S. currencies, non-U.S. currency-denominated debt securities and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned.

Investment by the Fund in "passive non-U.S. investment companies" could subject the Fund to a U.S. federal income tax or other charges on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive non-U.S. investment company as a "qualified electing fund".

A "passive non-U.S. investment company" is any non-U.S. corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and non-U.S. currency gains. Passive income for this purpose does not include rents and royalties received by the non-U.S. corporation from active business and certain income received from related persons.

The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

B. U.S. Tax Treatment of Non-U.S. Citizens

Distributions from the Fund to non-U.S. shareholders will generally be subject to withholding of United States federal income tax at a rate of 30% unless an applicable income tax treaty reduces or eliminates the withholding tax and the non-U.S. shareholder complies with certain certification requirements. For residents of Japan, the withholding tax rate applicable to distributions from the Fund will generally be subject to withholding of United States federal income tax at a reduced rate of 10% under the United States-Japan tax treaty that recently entered into force. Notwithstanding the above, distributions of properly designated Capital Gain Dividends, Interest-Related Dividends and Short-Term Capital Gain Dividends (all defined below) will generally not be subject to withholding of United States federal income tax. Special tax rules apply to distributions by the Fund to non-U.S. shareholders of gain attributable to U.S. real property interests (“FIRPTA Distributions”).

Under U.S. federal tax law, a beneficial holder of shares who is a non-U.S. shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on properly designated distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months (a “Capital Gain Dividend”). However, a non-U.S. shareholder may be subject to U.S. federal income tax if (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described below) the Fund’s shares will nevertheless not constitute USRPIs if the Fund is a “domestically controlled qualified investment entity,” which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by non-U.S. shareholders.

Effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a non-U.S. shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the non-U.S. shareholder and the non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual non-U.S. shareholder, to the extent such distributions are properly designated by the Fund (an “Interest-Related Dividend”), and (ii) with respect to distributions (other than distributions to an individual non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (a “Short-Term Capital Gain dividend”).

Special rules apply to the tax treatment of distributions from a Fund that are paid to a non-U.S. shareholder and are attributable to gain from “U.S. real property interests” (“USRPIs”), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations” such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) “U.S. real property interests” with a fair market value equal to 50% or more of the fair market value of the corporation’s U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Generally effective for taxable years of RICs beginning after December 31, 2004 and to dividends paid or deemed paid on or before December 31, 2007, distributions to non-U.S. shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those non-U.S. shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding of United States federal income tax.